Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax™ AAPL Option Income Strategy ETF (APLY)	YieldMax™ MRNA Option Income Strategy ETF (MRNY)

YieldMax™ ABNB Option Income Strategy ETF (ABNY)	YieldMax™ MSFT Option Income Strategy ETF (MSFO)

YieldMax™ ADBE Option Income Strategy ETF (ADBY)	YieldMax™ NFLX Option Income Strategy ETF (NFLY)

YieldMax™ AI Option Income Strategy ETF (AIYY)	YieldMax™ NKE Option Income Strategy ETF (NKEY)

YieldMax™ AMD Option Income Strategy ETF (AMDY)	YieldMax™ NVDA Option Income Strategy ETF (NVDY)

YieldMax™ AMZN Option Income Strategy ETF (AMZY)	YieldMax™ ORCL Option Income Strategy ETF (ORCY)

YieldMax™ BA Option Income Strategy ETF (BAYY)	YieldMax™ PYPL Option Income Strategy ETF (PYPY)

YieldMax™ BIIB Option Income Strategy ETF (BIYY)	YieldMax™ ROKU Option Income Strategy ETF (ROKY)

YieldMax™ BRK.B Option Income Strategy ETF (YBRK)	YieldMax™ SNOW Option Income Strategy ETF (SNOY)

YieldMax™ COIN Option Income Strategy ETF (CONY)	YieldMax™ SQ Option Income Strategy ETF (SQY)

YieldMax™ DIS Option Income Strategy ETF (DISO)	YieldMax™ TGT Option Income Strategy ETF (TGTY)

YieldMax™ GOOGL Option Income Strategy ETF (GOOY)	YieldMax™ TSLA Option Income Strategy ETF (TSLY)

YieldMax™ INTC Option Income Strategy ETF (INYY)	YieldMax™ XOM Option Income Strategy ETF (XOMO)

YieldMax™ JPM Option Income Strategy ETF (JPMO)	YieldMax™ ZM Option Income Strategy ETF (ZMY)

YieldMax™ META Option Income Strategy ETF (FBY)

(the “Funds”)

listed on NYSE Arca, Inc.

December 17, 2024

Supplement to the Prospectus

dated February 28, 2024, as supplemented

Important Notice Regarding Change in Investment Policy

The purpose of this supplement is to provide notice of the adoption of an 80% policy by each Fund. The policy adopted by each Fund, as set forth herein, will not result in any change in how the Fund is currently managed. In each case, the policy adopted is consistent with the applicable Fund’s current investment objective and principal investment strategies. The adoption of each 80% policy will take effect on or about February 28, 2025.

Each Fund’s 80% policy is as follows:

New 80% Policy
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the underlying security referenced in the Fund’s investment objective.

Please retain this Supplement for future reference.